Investment Objectives and Goals	Jul. 18, 2025
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Small Cap Index Fund
Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable International Index Fund
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable World Moderate Allocation Fund
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable World Appreciation Allocation Fund